Net debt Composition of net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and financial investments	£ 3,023	£ 9,880	£ 3,125
Borrowings and bank overdrafts	(26,625)	(28,638)	(28,344)
Derivatives	600	(516)	(106)
Net debt position	(23,002)	(19,274)	(25,325)	£ (23,915)
Financing derivatives relating to purchase of property, plant and equipment, classified as investing activities	12	18	(16)
Interest shareholder loan	£ 27	£ 0	£ 0